[LOGO] Eastern Point /(R)/
Advisors


                           Rising Dividend Growth Fund

                              A series of shares of
                       Eastern Point Advisors Funds Trust

                               SEMI-ANNUAL REPORT

                                 March 31, 2004



             Rising Dividend Growth Fund
             ------------------------------------------------------
             SCHEDULE OF INVESTMENTS     March 31, 2004 (unaudited)
             ------------------------------------------------------

                                              Market
Number of                                     Value
Shares    Security Description                (Note 2)
--------- --------------------                ----------
          COMMON STOCK -- 80.47%
          AEROSPACE/DEFENSE -- 3.16%
      600 General Dynamics Corp.............. $   53,598
                                              ----------
          AGRICULTURAL PRODUCTS -- 2.98%
    3,000 Archer-Daniels-Midland Co..........     50,610
                                              ----------
          ENERGY -- 5.44%
      700 Enbridge Energy Partners, LP.......     35,798
    1,600 Penn Virginia Resource Partners, LP     56,480
                                              ----------
                                                  92,278
                                              ----------
          FINANCIAL -- 28.11%
    1,800 Amsouth Bancorporation.............     42,318
      900 Bank of America....................     72,882
    1,300 Chittenden Corp....................     42,900
    1,000 Compass Bancshares Inc.............     41,470
    1,800 Doral Financial Corp...............     63,360
      700 MBIA Inc...........................     43,890
    2,100 US Bancorp.........................     58,065
    1,300 Washington Mutual Inc..............     55,523
     1000 Wells Fargo & Co...................     56,670
                                              ----------
                                                 477,078
                                              ----------
          FOOD/DIVERSIFIED -- 3.49%
    2,200 Conagra Foods Inc..................     59,268
                                              ----------
          HOME FURNISHINGS -- 1.68%
    1,200 Leggett & Platt Inc................     28,452
                                              ----------
          INSURANCE -- 5.72%
      700 Jefferson-Pilot Corp...............     38,507
    1,800 Arthur J. Gallagher Co.............     58,626
                                              ----------
                                                  97,133
                                              ----------
          MANUFACTURING/DIVERSIFIED -- 8.82%
      600 Avery Dennison Corp................     37,326
    1,900 General Electric Co................     57,988
    1,000 Philip Morris......................     54,450
                                              ----------
                                                 149,764
                                              ----------
          MEDICAL -- 12.41%
    1,500 Johnson & Johnson..................     76,080
    1,300 Merck & Co. Inc....................     57,447
    2,200 Pfizer Inc.........................     77,110
                                              ----------
                                                 210,637
                                              ----------

                        See Notes to Financial Statements

                                        1



         Rising Dividend Growth Fund
         --------------------------------------------------------------
         SCHEDULE OF INVESTMENTS (continued) March 31, 2004 (unaudited)
         --------------------------------------------------------------

                                                 Market
Number of                                        Value
Shares    Security Description                   (Note 2)
--------- --------------------                   ----------
          REAL ESTATE INVESTMENT TRUSTS -- 6.02%
    1,600 General Growth Properties............. $   56,240
      900 Kimco Realty Corp.....................     45,882
                                                 ----------
                                                    102,122
                                                 ----------
          RETAIL -- 2.64%
    1,200 Home Depot Inc........................     44,832
                                                 ----------
          TOTAL INVESTMENTS -- 80.47%
           (Cost: $1,345,688)**................. $1,365,772
                                                 ----------
          OTHER ASSETS, NET -- 19.53%               331,549
                                                 ----------
          NET ASSETS -- 100.00%                  $1,697,321
                                                 ==========

-------------
* Non-income producing
**Cost for Federal income tax purpose is $1,345,688 and net unrealized appreciation consists of:

                      Gross unrealized appreciation $21,494
                      Gross unrealized depreciation (1,410)
                                                   -------
                      Net unrealized appreciation.. $20,084
                                                   =======

                        See Notes to Financial Statements

                                        2



         Rising Dividend Growth Fund
         --------------------------------------------------------------
         STATEMENT OF ASSETS AND LIABILITIES March 31, 2004 (unaudited)
         --------------------------------------------------------------

ASSETS
  Investments at value (identified cost of $1,345,688) (Notes 1 & 3).          $1,365,772
  Cash...............................................................             599,816
  Receivables:
    Dividends........................................................ $    756
    Fund shares sold.................................................  133,135
    Investment Advisor (Note 3)......................................      303
                                                                      --------
                                                                                  134,194
  Other assets.......................................................              15,318
                                                                               ----------
  Total Assets.......................................................           2,115,100
                                                                               ----------
LIABILITIES
  Payable for securities purchases...................................             417,315
  Accrued 12b-1 fees.................................................                 153
  Accrued expenses...................................................                 311
                                                                               ----------
  Total Liabilities..................................................             417,779
                                                                               ----------
NET ASSETS...........................................................          $1,697,321
                                                                               ==========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (Note 2)
 ($1,697,321 / 167,450 shares outstanding)...........................          $    10.14
                                                                               ==========
MAXIMUM OFFERING PRICE PER SHARE
 ($10.14 x 100/94.25)................................................          $    10.75
                                                                               ==========
  At March 31, 2004 components of net assets are:
    Paid in capital (Note 1).........................................          $1,676,985
    Undistributed net investment income..............................                 252
    Net unrealized appreciation of investments.......................              20,084
                                                                               ----------
  Net Assets.........................................................          $1,697,321
                                                                               ==========

                        See Notes to Financial Statements

                                        3



            Rising Dividend Growth Fund
            -------------------------------------------------------
                                               For the Period Ended
            STATEMENT OF OPERATIONS     March 31, 2004 (unaudited)*
            -------------------------------------------------------

      INVESTMENT INCOME
        Dividend Income......................................     $   756
                                                                  -------
      EXPENSES
        Investment advisory fees (Note 3).................... 229
        12b-1 fees (Note 5).................................. 153
        Custody and accounting fees.......................... 250
        Recordkeeping and administrative services (Note 4)...  61
        Registration fees.................................... 343
                                                              ---
        Total expenses.......................................       1,036
                                                                  -------
        Less: fees waived and expenses reimbursed (Note 3)...        (532)
                                                                  -------
        Net expenses.........................................         504
                                                                  -------
        Net investment income................................         252
                                                                  -------
      REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
        Net realized gain on investments.....................          --
        Net change in unrealized appreciation on investments.      20,084
                                                                  -------
        Net gain on investments..............................      20,084
                                                                  -------
        Net increase in net assets resulting from operations.     $20,336
                                                                  =======

* Commencement of operations was March 23, 2004.

                        See Notes to Financial Statements

                                        4



                      Rising Dividend Growth Fund
                      ---------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                      ---------------------------------------

                                                                           Period ended
                                                                          March 31, 2004*
                                                                            (unaudited)
                                                                          ---------------
OPERATIONS
  Net investment income..................................................   $      252
  Net realized gain on investments.......................................           --
  Change in unrealized appreciation of investments.......................       20,084
                                                                            ----------
  Net increase in net assets resulting from operations...................       20,336

CAPITAL SHARE TRANSACTIONS
  Net increase in net assets resulting from capital share transactions**.    1,676,985
                                                                            ----------
  Net increase in net assets.............................................    1,697,321
  Net assets at beginning of period......................................           --
                                                                            ----------
NET ASSETS at the end of the period
 (Includes undistributed net investment income of $252)..................   $1,697,321
                                                                            ==========

* Commencement of operations was March 23, 2004. **A summary of capital share transactions follows:

                                          Period ended
                                        March 31, 2004*
                                       ------------------
                                       Shares    Value
                                       ------- ----------
                       Shares sold.... 167,450 $1,676,985
                       Shares redeemed      --         --
                                       ------- ----------
                       Net increase... 167,450 $1,676,985
                                       ======= ==========

                        See Notes to Financial Statements

                                        5



                           Rising Dividend Growth Fund
                         --------------------------------
                         FINANCIAL HIGHLIGHTS
                         --------------------------------

For a share outstanding throughout each period

                                                                    Period ended
                                                                 March 31, 2004*
                                                                     (unaudited)
                                                             ---------------
   Per Share Operating Performance
   Net asset value, beginning of period.....................     $10.00
                                                                 ------
   Income from investment operations:
     Net investment income..................................       0.00(1)
     Net realized and unrealized gain (loss) on investments.       0.14
                                                                 ------
   Total from investment operations.........................       0.14
                                                                 ------
   Net asset value, end of period...........................     $10.14
                                                                 ======
   Total Return.............................................       1.42%
                                                                 ======
   Ratios/Supplemental Data
   Net assets, end of period (000's)........................     $1,697
   Ratio to average net assets
     Operating expenses.....................................       1.65%**
     Operating expenses excluding waiver....................       3.39%**
     Net investment income..................................       0.82%**
     Net investment income (loss) excluding waiver..........      (0.92%)**
   Portfolio turnover rate..................................       0.00%

--------------------------------------------------------------------------------
* Commencement of operations was March 23, 2004.
/(1)/less than $0.01 per share
**Annualized


                                        6



          Rising Dividend Growth Fund
          ------------------------------------------------------------
          NOTES TO THE FINANCIAL STATEMENTS March 31, 2004 (unaudited)
          ------------------------------------------------------------

Note1-Organization
  Eastern Point Advisors Funds Trust, formerly, Investors Capital Funds Trust, (the "Trust") was organized as a Delaware business trust on July 14, 1999 and is registered under the Investment company Act of 1940, as amended, (the "1940 Act"), as a non-diversified open-end management investment company. Rising Dividend Growth Fund (the "Fund"), established March 2004, is a non-diversified series of shares of the Trust. The Trust is authorized to issue an unlimited number of shares of beneficial interest of $.001 par value. The Fund currently offers Class A shares.

Note2-Significant Accounting Policies
  The Fund seeks long-term growth of capital and current income by investing primarily in common stocks of domestic and foreign companies that have increased their dividend payments to shareholders at least each year for the past ten years. The Fund normally concentrates its investments in a group of 25-50 common stocks. Due to the inherent risk in any investment program, the Fund cannot ensure that its investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A.Security Valuation.
     The equity securities of the Fund listed or traded on a stock exchange are valued at the last sale prices on its principal exchange. If no sale price is reported, the last bid price is used. Securities traded over-the-counter are priced at the last available bid price. The Fund may determine the fair value of any security in good faith in accordance with procedures approved by the Trustees if market quotations are not readily available, or if in the opinion of the Advisor any quotation of market price is not representative of the true market value.

   B.Security Transactions and Related Income.
     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

   C.Use of Estimates.
     In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                        7



    Rising Dividend Growth Fund
    ------------------------------------------------------------------------
    NOTES TO THE FINANCIAL STATEMENTS (continued) March 31, 2004 (unaudited)
    ------------------------------------------------------------------------


   D.Net Asset Value per Share.
     The Fund determines its net asset value per share (NAV) each business day at the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The redemption price per share is the same as the net asset value per share. Class A shares purchased at the offering price per share includes a 5.75% front-end sales charge.

   E.Federal Income Taxes.
     The Fund will distribute substantially all net investment income and long-term capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. It is the policy of the Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax to the Fund. Therefore, no Federal income or excise tax provision is required.

   F.Distributions to Shareholders.
     Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Note3-Investment Advisor
  Eastern Point Advisors, Inc. (the "Advisor") serves as the Fund's Advisor. Pursuant to the terms of the Investment Advisory Agreement, the Advisor shall have full discretion to manage the assets of the Fund in accordance with its investment objective. As compensation for its services the Advisor receives, on a monthly basis, an investment advisory fee calculated at the annual rate of 0.75% of the Fund's average daily net assets. The Advisor has entered into a sub-advisory agreement with Dividend Growth Advisors (the "Sub-Advisor") to manage the investments of the Fund in accordance with the Fund's investment objective, policies and limitations and investment guidelines established by the Advisor. The investment recommendations of the Sub-Advisor are subject to the review and approval of the Advisor (acting under the supervision of the Trust's Board of Trustees). The Advisor, from its advisory fee, pays the Sub-Advisor up to 0.35% of the advisory fee received from the Fund. Eastern Point Advisors has also voluntarily agreed to waive its advisory fees or reimburse other Fund expenses through the initial year of operation, so that the Fund's annual operating expenses will not exceed 1.65% of the average daily net assets of the Fund. For the period ended March 31, 2004 the advisor waived fees of $229 and reimbursed expenses of $303. As of March 31, 2004, the Fund was due $303 from the Advisor.

                                        8



    Rising Dividend Growth Fund
    ------------------------------------------------------------------------
    NOTES TO THE FINANCIAL STATEMENTS (continued) March 31, 2004 (unaudited)
    ------------------------------------------------------------------------

  Eastern Point Advisors will be entitled to reimbursement of fees waived or remitted to the Fund. The total amount of reimbursement recoverable by Eastern Point Advisors is the sum of all fees previously waived or remitted by Eastern Point Advisors to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to Eastern Pont Advisors with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of March 31, 2004 was $532.

Note4-Administrator
  Commonwealth Shareholders Services, Inc. ("CSS") (the "Administrator") serves as the Fund's administrator pursuant to a service agreement. Under the agreement, the Administrator provides the fund with office space and personnel to assist the Fund in managing its daily business affairs.

Note5-Distribution Plan and Other Transactions with Affiliates Investors Capital
  Corporation ("ICC") (the "Distributor"), serves as the Fund's principal distributor pursuant to a Distribution Agreement. The Distributor is an affiliate of Eastern Point Advisors. Class A - The Class A shares of the Fund have adopted a Rule 12b-1 Distribution Plan (the "Class A Plan") pursuant to Rule 12(b)-1 under the 1940 Act. The Class A Plan provides that the Fund will compensate the Distributor for payments to dealers or others with a distribution fee at the rate of 0.25% per annum of the average daily net assets of the Class A shares of the Fund. The fees payable under the Class A Plan shall be used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund's shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund's Class A shares, payments made for the preparation, printing and distributing advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholders reports to other than existing shareholders of the Fund.
  The Class A Plan also provides that the Fund will compensate the Distributor with a servicing fee at the rate of .25% per annum of the average daily net assets of the Class A shares of the Fund. The servicing fee shall be used to pay, among other things: assisting in establishing and maintaining customer accounts and records, assisting with purchase and redemption requests, arranging for bank wires, monitoring dividend payments from the Trust on behalf of customers, furnishing personal services and maintaining shareholder accounts, facilitating certain shareholder communications from the Trust to customers, receiving and answering correspondence and aiding in maintaining the investment of the Fund's Class A shareholders.
  An officer of the Trust is also an officer of the Distributor and has more than 25% ownership interest in both Eastern Point and the Distributor.

                                        9



    Rising Dividend Growth Fund
    ------------------------------------------------------------------------
    NOTES TO THE FINANCIAL STATEMENTS (continued) March 31, 2004 (unaudited)
    ------------------------------------------------------------------------

BrokerCommissions
  The Fund intends to place substantially all of its securities transactions through their affiliated Distributor in accordance with procedures set forth in Rule 17e-1 under the 1940 Act. Eastern Point Advisors may also use non-affiliated brokers to execute portfolio transactions on behalf of the Fund. The Distributor provides brokerage services to the Fund. For the period ended March 31, 2004, the Fund did not incur any brokerage commissions with ICC.
  During the period ended March 31, 2004, ICC received no underwriting fees or dealer's commission in connection with the Fund's capital shares. Certain officers and Trustees of the Fund are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, CSS, or any affiliate thereof, received any compensation from the Trust for serving as an officer or Trustee of the Trust.

Note6-Security Transactions
  The cost of purchases and the proceeds from sales of securities other than short-term notes for the period ended March 31, 2004, aggregated $1,345,688 and $0, respectively.

Note7-Tax Matters
  There were no distributions paid by the Fund for the period ended March 31, 2004.

                                       10



[LOGO] Eastern Point /(R)/
Advisors


        Board of Trustees and Officers

                     Theodore E. Charles, Robert T. Martin,
                           President, Trustee Trustee

Timothy B. Murphy,         John S. Rando,
Treasurer, Trustee         Trustee

Steven C. Preskenis, Esq., Arthur E. Stickney,
Secretary                  Trustee
Legal Counsel
----------------------------------------------

                                   Distributor
                          Investors Capital Corporation
                          230 Broadway East, Suite 203
                               Lynnfield, MA 01940

                                Custodian Auditor
         Brown Brothers Harriman & Co. Briggs, Bunting & Dougherty, LLP
                40 Water Street        Two Penn Center Plaza, Suite 820
               Boston, MA 02109          Philadelphia, PA 19102-1732

                                 Transfer Agent
                               Fund Services Inc.
                              Post Office Box 26305
                            Richmond, Virginia 23260

-----------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Eastern Point Advisors Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
-----------------------------------------------------------------------------

[LOGO] Eastern Point /(R)/
Advisors


                       Eastern Point Advisors Twenty Fund

                              A series of shares of
                       Eastern Point Advisors Funds Trust

                               SEMI-ANNUAL REPORT

                                 March 31, 2004



         Eastern Point Advisors Twenty Fund
         -------------------------------------------------------------
         SCHEDULE OF INVESTMENTS            March 31, 2004 (unaudited)
         -------------------------------------------------------------

Number of                                            Market
Shares    Security Description                       Value (Note 2)
--------- --------------------                       --------------
          COMMON STOCK: 99.26%
          AEROSPACE/DEFENSE: 4.30%
    4,400 General Dynamics..........................   $  393,052
                                                       ----------
          AGRICULTURAL PRODUCTS: 3.23%
   17,500 Archer-Daniels-Midland Co.................      295,225
                                                       ----------
          COMMUNICATIONS: 3.00%
    5,500 Alltell Corp..............................      274,395
                                                       ----------
          COMPUTERS: 3.42%
    3,400 International Business Machines Corp......      312,256
                                                       ----------
          CONSUMER PRODUCTS: 7.86%
    8,000 Johnson Controls Inc......................      473,200
    7,000 WD-40 Company.............................      245,000
                                                       ----------
                                                          718,200
                                                       ----------
          EDUCATION: 1.26%
    1,335 Apollo Group Inc.--Class A*...............      114,957
                                                       ----------
          ELECTRONICS: 4.51%
    6,925 L3 Communications Holdings*...............      411,899
                                                       ----------
          FINANCIAL: 14.67%
      130 Berkshire Hathaway B*.....................      404,431
    6,500 CoAmerica.................................      353,080
    6,000 H & R Block, Inc..........................      306,180
    4,650 Merrill Lynch.............................      276,954
                                                       ----------
                                                        1,340,645
                                                       ----------
          INSURANCE: 10.17%
    3,200 Everest Re Group Ltd......................      273,408
   10,000 Arthur J. Gallagher & Co..................      325,700
    6,000 Jefferson Pilot...........................      330,060
                                                       ----------
                                                          929,168
                                                       ----------
          MANUFACTURING: 13.20%
    6,300 Bandag Inc................................      313,551
    3,500 Hershey Foods Corp........................      289,975
    5,900 Pentair Inc...............................      348,100
    2,425 Proctor & Gamble Co.......................      254,334
                                                       ----------
                                                        1,205,960
                                                       ----------
          MEDICAL: 18.02%
    4,440 Cardinal Health Inc.......................      305,916
    4,100 Express Scripts Inc.*.....................      305,819
   11,000 Health Management Associates Inc.--Class A      255,310
    5,900 Pfizer Inc................................      206,795

            Please see accompanying notes to financial statements.

                                        1



         Eastern Point Advisors Twenty Fund
         -------------------------------------------------------------
         SCHEDULE OF INVESTMENTS            March 31, 2004 (unaudited)
         -------------------------------------------------------------

Number of                                Market
Shares    Security Description           Value (Note 2)
--------- --------------------           --------------
          MEDICAL (continued): 18.02%
    6,400 Techne Corp.*.................   $  261,184
    2,740 Wellpoint Health Network*.....      311,593
                                           ----------
                                            1,646,617
                                           ----------
          MULTIMEDIA: 5.31%
    2,700 Gannett Co....................      237,978
    3,250 McGraw-Hill Companies Inc.....      247,455
                                           ----------
                                              485,433
                                           ----------
          RETAIL: 5.40%
    8,200 Bemis Company Inc.............      213,200
    7,300 The Sherwin Williams Co.......      280,539
                                           ----------
                                              493,739
                                           ----------
          TRANSPORTATION: 4.91%
    4,775 Harley-Davidson Inc...........      254,699
    8,800 Nissan Motor Co. Ltd. Spon ADR      193,688
                                           ----------
                                              448,387
                                           ----------
          TOTAL INVESTMENTS: 99.26%
           (Cost: $8,131,406 )**........   $9,069,933
          OTHER ASSETS, NET -- 0.74%....       67,843
                                           ----------
          NET ASSETS -- 100.00%.........   $9,137,776
                                           ==========

-------------
* Non-income producing
**Cost for Federal income tax purposes is $8,131,406 and net unrealized appreciation consists of:

                     Gross unrealized appreciation $995,429
                     Gross unrealized depreciation (56,902)
                                                  --------
                     Net unrealized appreciation.. $938,527
                                                  ========

Investment abbreviations:
ADR - American Depositary Receipt

            Please see accompanying notes to financial statements.

                                        2



         Eastern Point Advisors Twenty Fund
         --------------------------------------------------------------
         STATEMENT OF ASSETS AND LIABILITIES March 31, 2004 (unaudited)
         --------------------------------------------------------------

ASSETS
  Investments at value (identified cost of $8,131,406) (Notes 2 & 5).          $ 9,069,933
  Cash...............................................................                6,774
  Receivables:
    Dividends........................................................ $ 14,418
    Investment securities sold.......................................  426,973
    Fund shares sold.................................................    6,858
                                                                      --------
                                                                                   448,249
  Prepaid expenses and other assets..................................               54,421
                                                                               -----------
  Total Assets.......................................................            9,579,377
                                                                               -----------
LIABILITIES
  Payables:
    Investment advisory fees.........................................   14,740
    12B-1 fees.......................................................   11,441
    Fund shares redeemed.............................................    5,035
    Investment securities purchased..................................  408,986
                                                                      --------
                                                                                   440,202
    Accrued expenses and other liabilities...........................                1,399
                                                                               -----------
    Total Liabilities................................................              441,601
                                                                               -----------
  NET ASSETS.........................................................          $ 9,137,776
                                                                               ===========
Class A Shares
NET ASSETS...........................................................          $ 6,147,594
                                                                               ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($6,147,594 / 534,352 shares outstanding)...........................          $     11.50
                                                                               ===========
MAXIMUM OFFERING PRICE PER SHARE
 ($11.50 X 100/94.25 )...............................................          $     12.21
                                                                               ===========
Class C Shares
NET ASSETS...........................................................          $ 2,990,182
                                                                               ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($2,990,182 / 284,859 shares outstanding)...........................          $     10.50
                                                                               ===========
  At March 31, 2004 components of net assets are:
    Paid in capital (Note 1).........................................          $10,879,742
    Accumulated net investment loss..................................             (138,416)
    Accumulated net realized loss on investments.....................           (2,542,077)
    Net unrealized appreciation of investments.......................              938,527
                                                                               -----------
  Net Assets.........................................................          $ 9,137,776
                                                                               ===========

            Please see accompanying notes to financial statements.

                                        3



         Eastern Point Advisors Twenty Fund
         -------------------------------------------------------------
                                                      Six months ended
         STATEMENT OF OPERATIONS            March 31, 2004 (unaudited)
         -------------------------------------------------------------

  INVESTMENT INCOME
    Dividend income........................................ $73,704
    Interest income........................................  11,626
                                                            -------
    Total income...........................................         $  85,330
                                                                    ---------
  EXPENSES
    Investment advisory fees (Note 3)......................  64,082
    12b-1 fees--Class A (Note 4)...........................   7,288
    12b-1 fees--Class C (Note 4)...........................  13,533
    Recordkeeping and administrative services..............   8,569
    Professional fees......................................  20,850
    Transfer agent fees....................................  26,957
    Custodian and accounting fees..........................  17,170
    Shareholder servicing and reports (Note 4).............  12,801
    Registration...........................................   6,788
    Miscellaneous..........................................   1,908
                                                            -------
    Total expenses.........................................           179,946
                                                                    ---------
    Recovery of expenses previously reimbursed (Note 3)....            43,800
                                                                    ---------
    Net expenses...........................................           223,746
                                                                    ---------
    Net investment loss....................................          (138,416)
                                                                    ---------
  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investments.......................           580,732
    Net increase in unrealized appreciation on investments.           217,429
                                                                    ---------
    Net gain on investments................................           798,161
                                                                    ---------
    Net increase in net assets resulting from operations...         $ 659,745
                                                                    =========

            Please see accompanying notes to financial statements.

                                        4



                       Eastern Point Advisors Twenty Fund
                      ---------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                      ---------------------------------------

                                                        Six months ended
                                                         March 31, 2004      Year ended
                                                          (unaudited) September
30, 2003
                                                        ---------------- ------------------
OPERATIONS
  Net investment loss..................................    $ (138,416)      $  (257,577)
  Net realized gain on investments.....................       580,732           366,776
  Change in net unrealized appreciation of
   investments.........................................       217,429           898,245
                                                           ----------       -----------
  Net increase in net assets resulting from
   operations..........................................       659,745         1,007,444
CAPITAL SHARE TRANSACTIONS
  Net decrease in net assets resulting from capital
   share transactions*--A Class........................      (271,080)       (1,493,923)
  Net increase (decrease) in net assets resulting from
   capital share transactions*--C Class................     2,263,359          (123,291)
                                                           ----------       -----------
  Net increase (decrease) in net assets................     2,652,024          (609,770)
  Net assets at beginning of period....................     6,485,752         7,095,522
                                                           ----------       -----------
NET ASSETS at the end of period........................    $9,137,776       $ 6,485,752
                                                           ==========       ===========

* A summary of capital share transactions follows:

                                        Six months ended
                                         March 31, 2004           Year ended
                                          (unaudited) September 30, 2003
A Class Shares                       ---------------------  ---------------------
                                      Shares      Value      Shares      Value
                                     --------  -----------  --------  -----------
Shares sold.........................   81,442  $   916,296    35,845  $   337,986
Shares reinvested from distributions       --           --        --           --
Shares redeemed..................... (106,629)  (1,187,376) (199,063)  (1,831,909)
                                     --------  -----------  --------  -----------
Net decrease........................  (25,187) $  (271,080) (163,218) $(1,493,923)
                                     ========  ===========  ========  ===========

                                        Six months ended
                                         March 31, 2004           Year ended
                                          (unaudited) September 30, 2003
C Class Shares                       ---------------------  ---------------------
                                      Shares      Value      Shares      Value
                                     --------  -----------  --------  -----------
Shares sold.........................  281,085  $ 2,878,739     2,870  $    24,380
Shares reinvested from distributions       --           --        --           --
Shares redeemed.....................  (59,494)    (615,380)  (17,241)    (147,671)
                                     --------  -----------  --------  -----------
Net increase (decrease).............  221,591  $ 2,263,359   (14,371) $  (123,291)
                                     ========  ===========  ========  ===========

            Please see accompanying notes to financial statements.

                                        5



                       Eastern Point Advisors Twenty Fund
                      ---------------------------------------
                      FINANCIAL HIGHLIGHTS
                      ---------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   Six months ended
                                                    March 31, 2004        Year ended
                                                      (unaudited) September 30,
2003
                                                 -----------------     ---------------
                                                  Class A    Class C   Class A   Class C
                                                 -------    -------    -------   -------
Per Share Operating Performance
Net asset value, beginning of period............ $10.50     $ 9.63     $ 8.93    $ 8.26
                                                 ------     ------     ------    ------
Income from investment operations:
  Net investment loss...........................  (0.17)     (0.16)     (0.41)    (0.48)
  Net realized and unrealized gain (loss) on
   investments..................................   1.17       1.03       1.98      1.85
                                                 ------     ------     ------    ------
Total from investment operations................   1.00       0.87       1.57      1.37
                                                 ------     ------     ------    ------
Less distributions from capital gains...........     --         --         --        --
                                                 ------     ------     ------    ------
Net asset value, end of period.................. $11.50     $10.50     $10.50    $ 9.63
                                                 ======     ======     ======    ======
Total Return....................................   9.52%      9.03%     17.58%    16.58%
                                                 ======     ======     ======    ======
Ratios/Supplemental Data
Net assets, end of period (000's)............... $6,148     $2,990     $5,877    $  609
Ratio to average net assets:
  Operating expenses............................   5.00%**    5.75%**    5.00%     5.75%
  Operating expenses, excluding reimbursements,
   waivers & recoveries.........................   3.97%**    4.72%**    5.27%     6.02%
  Net investment loss...........................  (3.00%)**  (3.75%)**  (3.81%)   (4.67%)
  Net investment loss excluding reimbursements,
   waivers & recoveries.........................  (1.97%)**  (2.72%)**  (4.08%)   (4.83%)
Portfolio turnover rate.........................    115%       115%       311%      311%

--------------------------------------------------------------------------------
* The Eastern Point Advisors Twenty Fund SEC effective, October 18, 1999. Class A commenced operations on October 19, 1999. Class C commenced operations on October 29, 1999.
**Annualized
/(A)/Total return from Inception.
/[B]/Per share data based on average shares outstanding

            Please see accompanying notes to financial statements.

                                        6




              Year ended September 30,
-----------------------------------------------             Period Ended
          2002                       2001                September 30, 2000*
-------------------       ---------------------       -------------------
  Class A      Class C       Class A       Class C      Class A      Class C
-------      -------      -------       -------       -------      -------
$ 8.80       $ 8.17       $ 15.41       $ 14.44       $10.00       $10.00
------       ------       -------       -------       ------       ------
 (0.45)/[B]/  (0.53)/[B]/   (0.46)/[B]/   (0.53)/[B]/  (0.65)/[B]/  (0.74)/[B]/

  0.58/[B]/    0.62/[B]/    (5.79)/[B]/   (5.38)/[B]/   6.06/[B]/    5.18/[B]/
------       ------       -------       -------       ------       ------
  0.13         0.09         (6.25)        (5.91)        5.41         4.44
------       ------       -------       -------       ------       ------
    --           --         (0.36)        (0.36)          --           --
------       ------       -------       -------       ------       ------
$ 8.93       $ 8.26       $  8.80       $  8.17       $15.41       $14.44
======       ======       =======       =======       ======       ======
  1.48%        1.10%       (40.96%)      (41.37%)      54.10%/[A]/  44.40%/[A]/
======       ======       =======       =======       ======       ======
$6,454          642       $ 6,289       $   837       $9,587       $1,352
  5.00%        5.75%         5.00%         5.75%        5.00%**      5.34%**
  5.88%        6.63%         5.15%         5.90%        7.07%**      7.82%**
 (4.42%)      (5.17%)       (4.11%)       (4.86%)      (4.64%)**    (4.98%)**
 (5.30%)      (6.05%)       (4.26%)       (5.01%)      (6.71%)**    (7.46%)**
   469%         469%          674%          674%         606%         606%

--------------------------------------------------------------------------------

                                        7



         Eastern Point Advisors Twenty Fund
         -------------------------------------------------------------
         NOTES TO FINANCIAL STATEMENTS      March 31, 2004 (unaudited)
         -------------------------------------------------------------


NOTE1 - ORGANIZATION
  Eastern Point Advisors Funds Trust, formerly, Investors Capital Funds Trust, (the "Trust") was organized as a Delaware business trust on July 14, 1999 and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as a non-diversified open-end management investment company. The Eastern Point Advisors Twenty Fund (the "Fund") is a series of the Trust. The Trust is authorized to issue an unlimited number of shares of beneficial interest of $.001 par value. The Fund currently offers two Classes of shares ("Class A" and "Class C"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on relative net assets.

NOTE2 - SIGNIFICANT ACCOUNTING POLICIES
  The Fund seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Fund normally concentrates its investments in a group of 20-30 common stocks. Due to the inherent risk in any investment program, the Fund cannot ensure that its investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A.Security Valuation.
     The equity securities of the Fund listed or traded on a stock exchange are valued at the last sale prices on its principal exchange. If no sale price is reported, the last bid price is used. Securities traded over-the-counter are priced at the last available bid price. The Fund may determine the fair value of any security in good faith in accordance with procedures approved by the Trustees if market quotations are not readily available, or if in the opinion of the Advisor any quotation of market price is not representative of the true market value.

   B.Security Transactions and Related Income.
     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

   C.Use of Estimates.
     In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates

                                        8



      Eastern Point Advisors Twenty Fund
      --------------------------------------------------------------------
      NOTES TO FINANCIAL STATEMENTS (continued) March 31, 2004 (unaudited)
      --------------------------------------------------------------------

     and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

   D.Net Asset Value per Share.
     The Fund determines its net asset value per share (NAV) each business day at the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The redemption price per share is the same as the net asset value per share for both Class A and Class C. Class A shares are purchased at the offering price per share which includes a 5.75% front-end sales charge.

   E.Federal Income Taxes.
     The Fund will distribute substantially all net investment income and long-term capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. It is the policy of the Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax to the Fund. Therefore, no Federal income or excise tax provision is required.

   F.Distributions to Shareholders.
     Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

NOTE3 - INVESTMENT ADVISOR
  Eastern Point Advisors, Inc. ("EPA") serves as the Fund's Investment Advisor. Pursuant to the terms of the Investment Advisory Agreement, EPA shall have full discretion to manage the assets of the Fund in accordance with its investment objective. As compensation for its services EPA receives, on a monthly basis, an investment advisory fee calculated at the annual rate of 1.50% of the Fund's average daily net assets. The Advisor has agreed to waive its advisory fees or reimburse other Fund expenses through September 30, 2004 so that the Fund's annual operating expenses will not exceed 5.00% for Class A shares and 5.75% for Class C shares, of the average daily net assets of the respective class.
  EPA will be entitled to reimbursement of fees waived or remitted to the Fund. The total amount of reimbursement recoverable by EPA is the sum of all fees previously waived or remitted by EPA to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to EPA with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of March 31, 2004 was $104,769, of which $43,800 has been recovered during the six months then ended.

                                        9



      Eastern Point Advisors Twenty Fund
      --------------------------------------------------------------------
      NOTES TO FINANCIAL STATEMENTS (continued) March 31, 2004 (unaudited)
      --------------------------------------------------------------------

NOTE4 - DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES Investors
  Capital Corporation ("ICC") (the "Distributor"), serves as the Fund's principal distributor pursuant to a Distribution Agreement. The Distributor is an affiliate of Eastern Point Advisors. Class A - The Class A shares of the Fund have adopted a Rule 12b-1 Distribution Plan (the "Class A Plan") pursuant to Rule 12(b)-1 under the 1940 Act. The Class A Plan provides that the Fund will compensate the Distributor for payments to dealers or others with a distribution fee at the rate of 0.25% per annum of the average daily net assets of the Class A shares of the Fund. The fees payable under the Class A Plan shall be used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund's shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund's Class A shares, payments made for the preparation, printing and distributing advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholders reports to other than existing shareholders of the Fund.
  Class C - The Class C shares of the Fund have also adopted a Rule 12b-1 Distribution Plan (the "Class C Plan") pursuant to Rule 12(b)-1 under the 1940 Act. The Class C Plan provides that the Fund will compensate the Distributor for payments to dealers or others with a distribution fee at the rate of 0.75% per annum of the average daily net assets of the Class C shares of the Fund. The fees payable under the Class C Plan shall be used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund's shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund's Class C shares, payments made for the preparation, printing and distributing advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholders reports to other than existing shareholders of the Fund.
  The Class C Plan also provides that the Fund will compensate the Distributor with a servicing fee at the rate of .25% per annum of the average daily net assets of the Class C shares of the Fund. The servicing fee shall be used to pay, among other things: assisting in establishing and maintaining customer accounts and records, assisting with purchase and redemption requests, arranging for bank wires, monitoring dividend payments from the Trust on behalf of customers, furnishing personal services and maintaining shareholder accounts, facilitating certain shareholder communications from the Trust to customers, receiving and answering correspondence and aiding in maintaining the investment of the Fund's Class C shareholders.
  An officer of the Trust is also an officer of the Distributor and has more than 25% ownership interest in both Eastern Point and the Distributor.

                                       10



      Eastern Point Advisors Twenty Fund
      --------------------------------------------------------------------
      NOTES TO FINANCIAL STATEMENTS (continued) March 31, 2004 (unaudited)
      --------------------------------------------------------------------


BrokerCommissions
  The Fund intends to place substantially all of its securities transactions through their affiliated Distributor in accordance with procedures set forth in Rule 17e-1 under the 1940 Act. Eastern Point Advisors may also use non-affiliated brokers to execute portfolio transactions on behalf of the Fund. The Distributor provides brokerage services to the Fund. For the six months ended March 31, 2004, the Fund incurred $51,620 in brokerage commissions with ICC.
  During the six months ended March 31, 2004, ICC received underwriting fees of $618 and also retained dealer's commission of $4,109 in connection with the Fund's capital shares. Certain officers and Trustees of the Fund are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, CSS, or any affiliate thereof, received any compensation from the Trust for serving as an officer or Trustee of the Trust.

NOTE5 - SECURITY TRANSACTIONS
  The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended March 31, 2004, aggregated $9,460,048 and $9,845,316, respectively.

NOTE6 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL As of
  September 30, 2003, the Fund had a capital loss carryforward of $3,122,809 which will expire September 30, 2010. There were no distributions paid by the Fund for the six months ended March 31, 2004 or for the year ended September 30, 2003. As of September 30, 2003, the Fund's most recent tax year, the components of distributable earnings on a tax basis were as follows:

                    Capital loss carryforwards $(3,122,809)
                    Unrealized Appreciation...     721,098
                                               -----------
                                                (2,401,711)
                                               ===========

NOTE7 - AVALON REORGANIZATION
  Effective November 7, 2003, substantially all of the assets and stated liabilities of the Avalon Capital Appreciation Fund ("Avalon") were transferred to the Fund as part of an Agreement and Plan of Reorganization between Avalon and the Fund. Avalon shareholders received Class C shares of the Fund in exchange for their Avalon shares. No gain or loss for federal income tax purposes was recognized on the exchange.

                                       11



[LOGO] Eastern Point /(R)/
Advisors


        Board of Trustees and Officers

                     Theodore E. Charles, Robert T. Martin,
                           President, Trustee Trustee

Timothy B. Murphy,         John S. Rando,
Treasurer, Trustee         Trustee

Steven C. Preskenis, Esq., Arthur E. Stickney,
Secretary                  Trustee
Legal Counsel
----------------------------------------------

                                   Distributor
                          Investors Capital Corporation
                          230 Broadway East, Suite 203
                               Lynnfield, MA 01940

                                Custodian Auditor
         Brown Brothers Harriman & Co. Briggs, Bunting & Dougherty, LLP
                40 Water Street        Two Penn Center Plaza, Suite 820
               Boston, MA 02109          Philadelphia, PA 19102-1732

                                 Transfer Agent
                               Fund Services Inc.
                              Post Office Box 26305
                            Richmond, Virginia 23260

-----------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Eastern Point Advisors Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
-----------------------------------------------------------------------------